Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	104 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000170903
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
Without Sales Load [Member] | C000170903
Average Annual Return [Line Items]
Average Annual Return, Percent	3.56%	4.66%	6.10%
State Street Institutional Investment Trust Index: MSCI ACWI ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent	5.53%	4.10%	6.00%
State Street Institutional Investment Trust Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	3.82%	4.73%	6.14%